SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2018
SEGMENT INFORMATION
Summary of reportable segments financial information

		Revenues and income
Segment		Sales	Other	Totals	Profit / (loss)

		$	$	$	$
Operations	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)
	2016	824,586	792,585	1,617,171	(8,458,965)

				Amortization	Purchases of
Segment		Assets	Liabilities	/depreciation	equipment

		$	$	$	$
Operations	2018	6,165,981	(1,454,103)	(303,749)	2,385
	2017	12,108,297	(1,529,253)	(371,611)	234,799
	2016	13,289,686	(1,406,497)	(390,074)	395,054

Summary of geographical information

		Revenues and income
		Sales	Other	Totals	Profit/(Loss)
		$	$	$	$
Australia	2018	—	441,476	441,476	(3,504,098)
	2017	18,215	344,112	362,327	(7,000,994)
	2016	220	792,585	792,805	(4,241,451)
USA	2018	189,254	—	189,254	(1,959,774)
	2017	500,291	—	500,291	(1,371,001)
	2016	824,366	—	824,366	(4,197,368)

Other	2018	—	—	—	—
	2017	—	—	—	(31,831)
	2016	—	—	—	(20,146)

Totals	2018	189,254	441,476	630,730	(5,463,872)
	2017	518,506	344,112	862,618	(8,403,826)
	2016	824,586	792,585	1,617,171	(8,458,965)

				Amortization	Purchases of
		Assets	Liabilities	/depreciation	Equipment

		$	$	$	$
Australia	2018	6,004,286	(1,353,718)	(295,150)	2,385
	2017	11,473,094	(1,291,529)	(362,677)	223,096
	2016	12,553,539	(1,199,257)	(379,944)	382,893

USA	2018	161,695	(100,385)	(8,599)	—
	2017	632,419	(233,301)	(8,934)	11,703
	2016	733,168	(202,200)	(10,130)	12,161

Other	2018	—	—	—	—
	2017	2,784	(4,423)	—	—
	2016	2,979	(5,040)	—	—

Totals	2018	6,165,981	(1,454,103)	(303,749)	2,385
	2017	12,108,297	(1,529,253)	(371,611)	234,799
	2016	13,289,686	(1,406,497)	(390,074)	395,054

Summary of intersegment balances and transactions

	Consolidated
	2018	2017	2016
	$	$	$

Loan payable (USA) and loan receivable (Australia)	66,503	348,835	512,816
Foreign exchange gain (USA) and foreign exchange loss (Australia)	981,141	776,295	1,750,759
Cost of sales (USA) and sales (Australia)	38,352	74,762	91,896